Note 10 - Derivatives	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 10 – DERIVATIVES

Certain warrants issued to placement agents in 2020 were determined to be a derivative liability due to certain features of the warrants which could, in certain circumstances, result in the holder receiving the fair value of the outstanding warrants in the same type of consideration as the common stockholders. As a result, in those circumstances, the amount of consideration would differ from that provided to holders of common stock. Therefore, the warrants were classified as a liability.

The fair value of the placement agent warrants issued in connection with the March 2020 private placement was determined to be $0 and $135 as of December 31, 2024, and 2023, respectively. The Company recorded gains on the change in fair value of the placement agent warrants of $135 and $3,220 during the years ended December 31, 2024, and 2023, respectively. The placement agent warrants expire in March 2025.

The fair value of the placement agent warrants issued in connection with the May 2020 offering of securities was determined to be $0 and $333 as of December 31, 2024, and 2023, respectively. The Company recorded gains on the change in fair value of the placement agent warrants of $333 and $4,146 during the years ended December 31, 2024, and 2023, respectively. The placement agent warrants expire in May 2025.

The placement agent warrants issued in connection with the June 2020 warrant exercise and issuance had a fair value of $0 and $908 as of December 31, 2024, and 2023, respectively. The Company recorded gains on the change in fair value of the placement agent warrants of $908 and $5,091 during the years ended December 31, 2024, and 2023, respectively. The placement agent warrants expire in June 2025.

The table below discloses changes in value of the Company’s embedded derivative liabilities discussed above.

Derivative liability balance at December 31, 2022	$13,833
Gain recognized to revalue derivative instrument at fair value	(12,457)
Derivative liability balance at December 31, 2023	$1,376
Gain recognized to revalue derivative instrument at fair value	(1,376)
Derivative liability balance at December 31, 2024	$-